INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
Summary of the change in method of accouting
Based on the significance of the Company's ownership interest and potential future increase in ownership interest, through NAO's share repurchase program, the Company determined it has the ability to exercise significant influence over NAO and therefore, changed its method of accounting for the investment in NAO from an available-for-sale security to an equity method investment. The change in accounting method has been retrospectively applied to the consolidated financial statements as of and for the year ended December 31, 2014, resulting in the following adjustments:

All figures in USD '000	As previously reported	Adjustments	As adjusted
At December 31, 2014
Consolidated Statements of Operations
Dividends Received	252	(252)	-
Equity (Loss) Income	1,665	(106)	1,559
Net Loss	(12,808)	(358)	(13,166)
Basic and Diluted Earnings (Loss) per Share	(0.15)	(0.00)	(0.15)

Consolidated Statements of Comprehensive Income (Loss)
Net Income (Loss)	(12,808)	(358)	(13,166)
Unrealized Gain (Losses) on Available-for-Sale Securities	(7,194)	7,194	-
Total Other Comprehensive Income (Loss)	(20,680)	7,194	(13,844)

Consolidated Balance Sheets
Investment in Nordic American Offshore	55,223	6,836	62,059
Total Assets	1,169,024	6,836	1,175,860
Accumulated Other Comprehensive Loss	(8,032)	7,194	(838)
Accumulated Deficit	(12,808)	(358)	(13,166)
Total Liabilities and Shareholders' Equity	1,169,024	6,836	1,175,860

Consolidated Statements of Cash Flows
Net Income	(12,808)	(358)	(13,166)
Equity Loss (Income)	-	(1,497)	(1,497)
Return on Investment	-	1,929	1,929
Net Cash Provided by (Used in) Operating Activities	57,479	-	57,479

Summarized balance sheet information
Summarized balance sheet information for NAO is as follows:

All figures in USD '000	December 31, 2015	December 31, 2014
Current assets	14,565	51,743
Noncurrent assets	322,802	270,678
Total Assets	337,367	322,421
Current liabilities	7,735	3,191
Noncurrent liabilities	48,775	-
Total Shareholders' Equity	280,857	319,230
Total liabilities and equity	337,367	322,421

Summarized Statement of Operations
Summarized Statement of Operations information for NAO is as follows:
	Years ended December 31,		From October 17, 2013 to December 31,
All figures in USD '000	2015	2014	2013
Operating Revenues	36,372	52,789	1,280
Net Operating (Loss) Income	(8,372)	11,262	(258)
Net (Loss) Income	(10,844)	6,931	(70)